EARN-OUT SHARES - Schedule of changes in fair value of the earnout liability (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Business Acquisition, Contingent Consideration [Line Items]
Change in fair value of earnout liability	$ (3,880,000)			$ (12,080,000)	$ (9,260,000)
PubCo Merger
Business Acquisition, Contingent Consideration [Line Items]
Earning liability beginning balance	4,610,000	$ 11,310,000	$ 12,810,000	12,810,000
Change in fair value of earnout liability	(3,880,000)	(6,700,000)	(1,500,000)		9,260,000
Earnout liability, ending balance	$ 730,000	$ 4,610,000	$ 11,310,000	$ 730,000	$ 12,810,000